FAIR VALUE MEASUREMENT - Summary of financial assets and liabilities by category (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Long-term debts [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value	$ 707.7	$ 652.9
Gold stream obligation [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value	164.5	182.4
Cash and cash equivalents
FINANCIAL ASSETS
Financial assets, at fair value	83.4	103.7
Trade and other receivables [Member]
FINANCIAL ASSETS
Financial assets, at fair value	14.5	36.6
Investment [Member]
FINANCIAL ASSETS
Financial assets, at fair value	0.5	0.8
Proceeds due from income tax refunds at Mesquite [Member]
FINANCIAL ASSETS
Financial assets, at fair value	9.0	8.5
Deferred share units [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value	1.1	0.3
Financial liabilities at amortised cost, category [member] | Long-term debts [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value	714.5	780.5
Financial liabilities at amortised cost, category [member] | Trade and other receivables [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value	111.3	101.3
Financial liabilities at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member] | Restricted share units [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value	0.5	0.3
Financial liabilities at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member] | Deferred share units [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value	0.0	0.3
Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member] | Gold price option contracts [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value	26.4	4.8
Financial liabilities at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member] | Gold stream obligation [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value	164.5	182.4
Financial liabilities at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member] | Performance Share Units [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value	0.2	0.2
Financial assets at amortised cost, category [member] | Cash and cash equivalents
FINANCIAL ASSETS
Financial assets, at fair value	83.4	103.7
Financial assets at amortised cost, category [member] | Trade and other receivables [Member]
FINANCIAL ASSETS
Financial assets, at fair value	14.5	36.6
Financial assets at amortised cost, category [member] | Level 3 of fair value hierarchy [member] | Proceeds due from income tax refunds at Mesquite [Member]
FINANCIAL ASSETS
Financial assets, at fair value	9.0	8.5
Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member] | Investment [Member]
FINANCIAL ASSETS
Financial assets, at fair value	0.5	0.8
Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member] | Provisionally priced contracts [Member]
FINANCIAL ASSETS
Financial assets, at fair value	1.5	(1.6)
Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member] | Gold and copper swap contracts [Member]
FINANCIAL ASSETS
Financial assets, at fair value	(1.3)	0.9
Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member] | Copper price option contracts [Member]
FINANCIAL ASSETS
Financial assets, at fair value	$ 0.0	$ 0.7